Guarantee Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Guarantees And Product Warranties [Abstract]
Summary of Movement of Guarantee Liabilities

The movement of guarantee liabilities is as follows:

	For the years ended December 31,
	2017	2018
	RMB	RMB	US$
Balance at beginning of the year	6,207,812	46,981,325	6,833,150
Fair value of guarantee liabilities upon the inception of new loans	119,683,496	526,265,099	76,542,084
Performed guarantee	(124,798,134)	(387,234,512)	(56,320,924)
Change in fair value of guarantee liabilities	45,888,151	116,592,666	16,957,700
Balance at end of the year	46,981,325	302,604,578	44,012,010